T. ROWE PRICE Equity Income Portfolio
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication
Services 0.7%
AT&T  64,010 1,127
Verizon Communications  103,702 4,351
5,478
Entertainment 1.4%
Walt Disney  92,104 11,270
11,270
Media 2.5%
Comcast, Class A  52,733 2,286
News, Class A  597,630 15,646
News, Class B  61,103 1,653
19,585
Total Communication Services 36,333
CONSUMER DISCRETIONARY 2.5%
Broadline Retail 0.5%
Kohl's  123,593 3,603
3,603
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands  159,469 8,244
8,244
Leisure Products 0.5%
Mattel (1) 203,920 4,040
4,040
Specialty Retail 0.4%
Best Buy  6,856 563
TJX  23,243 2,357
2,920
Total Consumer Discretionary 18,807
CONSUMER STAPLES 8.0%
Beverages 0.1%
Constellation Brands, Class A  3,000 815
815
Consumer Staples Distribution &
Retail 1.4%
Dollar General  13,200 2,060
Walmart  146,046 8,788
10,848
Food Products 2.0%
Conagra Brands  291,801 8,649
Mondelez International, Class A  8,483 594
Tyson Foods, Class A  114,626 6,732
15,975
Household Products 2.0%
Colgate-Palmolive  60,214 5,422
Kimberly-Clark  80,794 10,451
15,873
Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products 1.1%
Kenvue  396,272 8,504
8,504
Tobacco 1.4%
Philip Morris International  120,871 11,074
11,074
Total Consumer Staples 63,089
ENERGY 8.8%
Energy Equipment & Services 0.2%
Baker Hughes  40,400 1,353
1,353
Oil, Gas & Consumable Fuels 8.6%
Chevron  9,470 1,494
ConocoPhillips  22,100 2,813
Enbridge  121,200 4,385
EOG Resources  42,896 5,484
EQT  134,295 4,978
Exxon Mobil  102,920 11,963
Hess  34,345 5,242
Suncor Energy  129,300 4,773
TC Energy  61,120 2,457
TotalEnergies (EUR)  243,966 16,782
TotalEnergies, ADR  46,078 3,172
Williams  88,500 3,449
66,992
Total Energy 68,345
FINANCIALS 23.4%
Banks 9.2%
Bank of America  112,475 4,265
Citigroup  129,862 8,213
Fifth Third Bancorp  271,006 10,084
Huntington Bancshares  540,311 7,537
JPMorgan Chase  50,989 10,213
U.S. Bancorp  179,016 8,002
Wells Fargo  400,036 23,186
71,500
Capital Markets 2.5%
Bank of New York Mellon  26,700 1,538
Charles Schwab  172,989 12,514
Goldman Sachs Group  6,686 2,793
Morgan Stanley  30,923 2,912
19,757
Financial Services 3.2%
Apollo Global Management  20,121 2,263
Equitable Holdings  342,231 13,008
Fiserv (1) 59,124 9,449
24,720
Insurance 8.5%
American International Group  241,209 18,855
Chubb  65,877 17,071
Hartford Financial Services Group  95,555 9,847
Loews  105,227 8,238

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
MetLife  163,685 12,131
66,142
Total Financials 182,119
HEALTH CARE 15.7%
Biotechnology 0.8%
AbbVie  22,093 4,023
Biogen (1) 10,606 2,287
6,310
Health Care Equipment &
Supplies 4.4%
Becton Dickinson & Company  53,550 13,251
GE HealthCare Technologies  35,836 3,258
Medtronic  75,795 6,606
Zimmer Biomet Holdings  84,000 11,086
34,201
Health Care Providers &
Services 5.3%
Cardinal Health  11,000 1,231
Centene (1) 21,580 1,694
Cigna Group  26,571 9,650
CVS Health  112,709 8,990
Elevance Health  36,326 18,836
Humana  1,600 555
40,956
Pharmaceuticals 5.2%
AstraZeneca, ADR  83,600 5,664
Bristol-Myers Squibb  54,600 2,961
Johnson & Johnson  52,338 8,279
Merck  58,257 7,687
Pfizer  178,225 4,946
Sanofi (EUR)  44,804 4,359
Sanofi, ADR  13,900 675
Viatris  476,100 5,685
40,256
Total Health Care 121,723
INDUSTRIALS & BUSINESS
SERVICES 12.3%
Aerospace & Defense 2.9%
Boeing (1) 48,976 9,452
L3Harris Technologies  62,622 13,345
22,797
Air Freight & Logistics 0.9%
United Parcel Service, Class B  48,346 7,186
7,186
Commercial Services &
Supplies 0.3%
Stericycle (1) 43,957 2,319
2,319
Ground Transportation 1.2%
Norfolk Southern  22,800 5,811
Union Pacific  14,434 3,550
9,361
Industrial Conglomerates 4.3%
3M  19,900 2,111
Shares $ Value
(Cost and value in $000s)
‡
General Electric  107,709 18,906
Honeywell International  12,200 2,504
Siemens (EUR)  50,887 9,716
33,237
Machinery 1.9%
Cummins  14,000 4,125
Flowserve  2,182 100
Stanley Black & Decker  108,328 10,608
14,833
Passenger Airlines 0.8%
Southwest Airlines  217,037 6,335
6,335
Total Industrials & Business Services 96,068
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 0.2%
Cisco Systems  27,928 1,394
1,394
Electronic Equipment, Instruments
& Components 0.6%
TE Connectivity  31,520 4,578
4,578
IT Services 0.5%
Accenture, Class A  10,705 3,710
3,710
Semiconductors & Semiconductor
Equipment 5.5%
Advanced Micro Devices (1) 3,200 577
Applied Materials  49,729 10,255
Intel  53,400 2,359
QUALCOMM  137,158 23,221
Texas Instruments  37,098 6,463
42,875
Software 1.7%
Microsoft  30,797 12,957
12,957
Technology Hardware, Storage &
Peripherals 1.0%
Samsung Electronics (KRW)  128,484 7,864
7,864
Total Information Technology 73,378
MATERIALS 3.0%
Chemicals 1.9%
CF Industries Holdings  159,957 13,310
International Flavors & Fragrances  17,106 1,471
14,781
Containers & Packaging 1.1%
International Paper  224,639 8,765
8,765
Total Materials 23,546

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 4.0%
Industrial Real Estate Investment
Trusts 0.2%
Rexford Industrial Realty, REIT  36,298 1,826
1,826
Office Real Estate Investment
Trusts 0.0%
Vornado Realty Trust, REIT  11,600 334
334
Residential Real Estate Investment
Trusts 1.3%
Equity Residential, REIT  161,496 10,192
10,192
Specialized Real Estate Investment
Trusts 2.5%
Rayonier, REIT  190,952 6,347
Weyerhaeuser, REIT  365,065 13,110
19,457
Total Real Estate 31,809
UTILITIES 5.9%
Electric Utilities 3.1%
NextEra Energy  83,500 5,336
PG&E  58,100 974
Southern  246,279 17,668
23,978
Multi-Utilities 2.8%
Ameren  77,409 5,725
Dominion Energy  186,084 9,153
NiSource  43,851 1,213
Sempra  76,916 5,525
21,616
Total Utilities 45,594
Total Common Stocks (Cost
$493,531) 760,811
CONVERTIBLE PREFERRED STOCKS 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,166
Total Utilities 1,166
Total Convertible Preferred Stocks
(Cost $1,428) 1,166
PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 1.2%
Automobiles 1.2%
Dr. Ing. h.c. F. Porsche (EUR)  49,185 4,892
Volkswagen (EUR)  32,996 4,376
Total Consumer Discretionary 9,268
Total Preferred Stocks (Cost $9,038) 9,268
Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve
Fund, 5.39% (2)(3) 5,760,719 5,761
Total Short-Term Investments (Cost
$5,761) 5,761
Total Investments in
Securities 99.8%
(Cost $509,758) $ 777,006
Other Assets Less Liabilities 0.2% 1,666
Net Assets 100.0% $ 778,672

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 67+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 6,010  ¤  ¤ $ 5,761^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,761.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Equity Income Portfolio

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E300-054Q1 03/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 722,090 $ 38,721 $ — $ 760,811
Convertible Preferred Stocks — 1,166 — 1,166
Preferred Stocks — 9,268 — 9,268
Short-Term Investments 5,761 — — 5,761
Total $ 727,851 $ 49,155 $ — $ 777,006